UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Table of Contents

Letter to Shareholders	2

Schedule of Investments	7

Sector Diversification	18

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	24

Disclosure of Fund Expenses	32

Liquidity Risk Mangement Program	34

Letter to Shareholders

For the six months ended March 31, 2024, Causeway International Opportunities Fund’s (the “Fund’s”) Institutional Class returned 13.82% and Investor Class returned 13.61% compared to the MSCI ACWI ex US Index (Net) return of 14.90% and the MSCI ACWI ex US Index (Gross) return of 15.11%. Since the Fund’s inception on December 31, 2009, its average annual total returns are 5.98% for the Institutional Class and 5.72% for the Investor Class compared to the MSCI ACWI ex US Index average annual total return of 4.87% and the MSCI ACWI ex US Index average annual total return of 5.35%. Effective January 26, 2024, the Fund’s benchmark changed from the MSCI ACWI ex US Index (Gross) to the MSCI ACWI ex US Index (Net) (“Index”)*. As of March 31, 2024, the Fund had net assets of $261.8 million.

Performance Review

A rally in technology stocks drove international equities higher over the six-month period. The best-performing country markets in our investable universe included Peru, the Netherlands, and Egypt in local currency terms. The weakest-performing markets included Hong Kong, Portugal, and China. The top-performing sectors in the Index were information technology, industrials, and financials. The poorest-performing sectors were consumer staples, communication services, and energy.

Fund holdings in the pharmaceuticals & biotechnology, semiconductors & semi equipment, and household & personal products industry groups were the largest detractors from the Fund’s performance relative to the Index. Holdings in the capital goods, banks, and transportation industry groups were the greatest contributors to relative performance. The largest stock-level detractors from absolute return included household & personal care products company, Reckitt Benckiser Group (United Kingdom), pharmaceutical and biomedical company, Bayer AG (Germany), and Asian life insurer, Prudential Plc (United Kingdom). The greatest stock-level contributors to absolute return included jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom), banking & financial services company, UniCredit S.p.A. (Italy), and enterprise software company, SAP SE (Germany).

Equity Allocation Model Update

We use a proprietary quantitative equity allocation model that assists the portfolio managers in determining the weight of emerging versus developed markets in the Fund. Our allocation relative to the weight of emerging markets in the Index is currently neutral. We identify five primary factors as most indicative of the ideal allocation target: valuation, quality, earnings growth, macroeconomic, and risk aversion. Valuation is currently positive for emerging markets in our model. Our quality metrics, which include such measures as profit margins and return on equity, are neutral. Our earnings growth factor is also neutral while our risk aversion and macroeconomic indicators are negative for emerging markets.

Significant Portfolio Changes

The largest stock-level increases included retailer, Seven & I Holdings Co., Ltd. (Japan), semiconductor manufacturer, Infineon Technologies AG (Germany), and luxury goods company, Kering SA (France). The most significant

Causeway International Opportunities Fund

stock-level decreases included consumer goods company, Unilever (United Kingdom), metals & mining company, Rio Tinto Plc (United Kingdom), and food & beverage producer, Danone (France).

Notable increases in the Fund’s sector weights during the period included industrials, information technology, and communication services. Notable decreases in sector exposure during the period included health care, consumer staples, and utilities. From a regional perspective, notable weight changes included increased exposure to Taiwan, the Netherlands, and India. Notable country weight reductions included China, the United Kingdom, and Switzerland.

Investment Outlook

European equities, on a sector-neutral basis, are trading at valuation discounts to the US not seen since sovereign debt concerns roiled the region in 2011. In the developed markets portion of the Fund, we are increasing exposure to well-vetted European-listed stocks across various sectors, including information technology, materials, industrials, and consumer discretionary. Valuations in Japan have risen, catalyzed by earnings upgrades in certain export-related industries, capital inflows redirected away from Chinese markets, and optimism for improving corporate governance. Causeway’s investment team remains focused on identifying long-term winners in Japan’s efforts to improve shareholder returns, with six of our portfolio managers and analysts conducting research trips there in the early months of the year. However, the long-term challenges persist, namely, delivering consistently improving returns on capital. We continue to identify companies we believe are creating value in their businesses through operational restructuring. Conservative assumptions and our interactions with company managements build our conviction in the share price upside from strengthening underearning businesses, generating more cash flow, and increasing profitability. In our clients’ fundamental portfolios, we aim to balance these restructuring holdings with competitively positioned companies, such as those operating in oligopolistic markets with sustained pricing power, trading at reasonable valuations. Given positive real interest rates in most regions, dividends and buybacks currently are an especially meaningful component of total return. Positive real interest rates should continue to support a value investment style underpinned by rigorous fundamental research.

Within the emerging markets portion of the Fund, the South Korean government has introduced its Corporate Value-Up program with the goal of increasing valuations for companies trading significantly below book value. However, given the voluntary nature of the program, we believe the long-term efficacy of the initiative remains questionable. While the Fund was overweight in South Korean stocks at period-end, we have been reducing exposure due in part to valuation considerations. The Fund was also overweight Indian stocks at period-end, reflecting attractive bottom-up and top-down characteristics in the country. The Fund’s overweight to Indian small caps has contributed to relative performance over the trailing 12-months ended March 31st, attributable in part to optimism leading into the upcoming general election. Within emerging markets more broadly, we continue to identify, in our view, attractive investment opportunities in small cap companies. Historically, our investment process has uncovered EM small cap stocks with alpha potential. The emerging markets portion of the Fund’s allocation to small cap stocks was near the high end of the historical range at quarter-end.

We thank you for your continued confidence in Causeway International Opportunities Fund.

Causeway International Opportunities Fund

March 31, 2024

Brian Woonhyung Cho Portfolio Manager	Jonathan Eng Portfolio Manager	Joseph Gubler Portfolio Manager

Harry Hartford Portfolio Manager	Arjun Jayaraman Portfolio Manager	Sarah Ketterer Portfolio Manager

MacDuff Kuhnert Portfolio Manager	Ellen Lee Portfolio Manager	Conor Muldoon Portfolio Manager

Ryan Myers Portfolio Manager	Steven Nguyen Portfolio Manager	Alessandro Valentini Portfolio Manager

Causeway International Opportunities Fund

*The MSCI ACWI ex US Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex US Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

A company may reduce or eliminate its dividend, causing losses to the Fund.

Causeway International Opportunities Fund

March 31, 2024

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	16.49%	5.10%	7.52%	4.43%	5.98%
Investor Class	16.14%	4.84%	7.26%	4.17%	5.72%
MSCI ACWI ex USA Index (Net)	13.26%	1.94%	5.97%	4.25%	4.87%
MSCI ACWI ex USA Index (Gross)	13.83%	2.44%	6.48%	4.75%	5.35%

* Inception is December 31, 2009.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2025. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 26, 2024 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.02% and 1.27% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 0.95% and 1.20% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Index (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity performance of developed and emerging markets excluding the U.S. market, consisting of 46 country indices. The Index assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements). The MSCI ACWI ex US Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex US Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Opportunities Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 1.4%
Anheuser-Busch InBev S.A.	59,635	$3,632

Brazil — 1.8%
Banco do Brasil SA	144,900	1,638
Cia de Saneamento de Minas Gerais Copasa MG	27,500	119
Gerdau SA ADR	41,892	185
Minerva SA	97,500	132
Neoenergia S.A.	33,700	137
Petroleo Brasileiro SA, Class A ADR	98,591	1,469
SLC Agricola S.A.	49,800	196
Suzano S.A. [1]	31,200	398
TIM S.A.	99,500	353
		4,627
Canada — 1.6%
Alimentation Couche-Tard Inc.	21,719	1,240
Canadian Pacific Kansas City Ltd.	33,197	2,927
		4,167
China — 7.2%
Agricultural Bank of China Ltd., Class H	1,605,000	677
Alibaba Group Holding Ltd. ADR	13,365	967
Autohome Inc. ADR	6,918	181
China Construction Bank Corp., Class H	3,193,741	1,926
China Everbright Environment Group Ltd.	323,000	126
China Galaxy Securities Co. Ltd., Class H	677,500	332
China Lumena New Materials Corp. [1,2]	4,900	—
China Railway Group Ltd., Class H	751,000	371
China Resources Pharmaceutical Group Ltd.	239,000	153
China State Construction International Holdings Ltd.	230,000	251
China Taiping Insurance Holdings Co. Ltd.	184,600	162
CITIC Ltd.	374,000	359
COSCO SHIPPING Holdings Co. Ltd., Class H	572,450	602
Daqo New Energy Corp. ADR [1]	8,106	228
FinVolution Group ADR	37,479	189
Gree Electric Appliances Inc. of Zhuhai, Class A	70,300	381
Greentown China Holdings Ltd.	131,000	104
Hello Group Inc. ADR	19,406	121

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

China — (continued)
iQIYI Inc. ADR [1]	91,790	$388
Jiangxi Copper Co. Ltd., Class H	182,000	310
JinkoSolar Holding Co. Ltd. ADR	15,110	381
Kuaishou Technology, Class B [1]	56,700	355
Midea Group Co. Ltd., Class A	14,100	126
NetEase Inc. ADR	6,522	675
Offshore Oil Engineering Co. Ltd., Class A	107,500	95
Orient Overseas International Ltd.	13,000	155
PDD Holdings Inc. ADR [1]	11,401	1,326
People's Insurance Company Group of China Ltd., Class H	404,000	129
PetroChina Co. Ltd., Class H	1,340,000	1,145
Qifu Technology Inc. ADR	28,309	522
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	68,739	99
Sinopharm Group Co. Ltd., Class H	98,800	253
Tencent Holdings Ltd.	91,500	3,552
Tencent Music Entertainment Group ADR [1]	28,074	314
Vipshop Holdings Ltd. ADR [1]	55,296	915
Weibo Corp. ADR	26,892	245
Yutong Bus Co. Ltd., Class A	141,600	368
Zhejiang Semir Garment Co. Ltd., Class A	222,300	164
ZTE Corp., Class H	56,600	113
		18,760
France — 10.7%
Air Liquide SA	14,229	2,960
Alstom S.A.	319,089	4,864
AXA SA	81,203	3,050
BNP Paribas SA	24,422	1,735
Carrefour SA	114,157	1,955
Cie de Saint-Gobain S.A.	11,498	892
Danone SA	46,146	2,982
Kering S.A.	11,640	4,601
Sanofi S.A.	28,988	2,845
Valeo	21,753	272
Vinci S.A.	14,947	1,915
Worldline S.A. [1]	699	9
		28,080

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Germany — 7.4%
Allianz SE	10,321	$3,093
Deutsche Telekom AG	183,317	4,450
Infineon Technologies AG	79,461	2,702
LANXESS AG	80,719	2,160
RWE AG	68,651	2,330
SAP SE	23,380	4,552
		19,287
Greece — 0.0%
Mytilineos S.A.	2,068	80

Hong Kong — 0.4%
The Link Real Estate Investment Trust [3]	232,000	997

India — 5.8%
Angel One Ltd.	3,046	111
Ashoka Buildcon Ltd. [1]	130,548	245
Aurobindo Pharma Ltd.	44,389	580
Bajaj Auto Ltd.	6,299	691
Bank of Baroda	157,946	500
Bharat Electronics Ltd.	113,069	273
Birlasoft Ltd.	13,906	124
Canara Bank	85,808	598
Chambal Fertilisers and Chemicals Ltd.	23,082	95
Chennai Petroleum Corp. Ltd.	14,943	162
Coal India Ltd.	88,300	460
Colgate-Palmolive India Ltd.	8,280	269
Cyient Ltd.	6,105	146
Dr Reddy's Laboratories Ltd.	4,773	352
GAIL India Ltd.	79,873	173
Global Health Ltd. [1]	12,190	193
Hindustan Aeronautics Ltd.	10,322	412
Indian Oil Corp. Ltd.	296,295	596
ITD Cementation India Ltd.	32,025	128
JK Tyre & Industries Ltd.	47,163	244
KPIT Technologies Ltd.	9,369	167
L&T Finance Holdings Ltd.	123,620	234
Larsen & Toubro Ltd.	9,647	436
LIC Housing Finance Ltd. [1]	39,555	290
Mahindra & Mahindra Ltd.	6,201	143

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

India — (continued)
Manappuram Finance Ltd.	140,848	$292
Max Healthcare Institute Ltd.	18,254	180
Natco Pharma Ltd.	21,430	245
NCC Ltd.	119,504	333
Nippon Life India Asset Management Ltd.	20,437	116
NTPC Ltd.	52,998	213
Oil & Natural Gas Corp. Ltd.	274,733	883
Power Finance Corp. Ltd.	63,955	299
Power Grid Corp of India Ltd.	67,377	224
REC Ltd.	266,194	1,440
Shriram Finance Ltd.	22,577	639
Tata Motors Ltd.	65,912	784
Trent Ltd.	3,971	188
Union Bank of India Ltd.	279,354	514
Varun Beverages Ltd.	35,797	600
Zomato Ltd. [1]	324,374	708
		15,280
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	760,400	129
Astra International Tbk PT	802,300	261
Indo Tambangraya Megah Tbk PT	51,100	86
Perusahaan Gas Negara Tbk PT	2,338,900	201
		677
Ireland — 0.9%
Ryanair Holdings PLC ADR	15,520	2,260

Italy — 3.5%
Enel SpA	664,750	4,388
UniCredit SpA	125,276	4,754
		9,142
Japan — 5.2%
FANUC Corp.	131,900	3,677
Murata Manufacturing Co. Ltd.	182,700	3,421
Renesas Electronics Corp.	59,400	1,053
Seven & i Holdings Co. Ltd.	210,600	3,061
Takeda Pharmaceutical Co. Ltd.	91,300	2,535
		13,747

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Malaysia — 0.1%
Sime Darby Bhd	292,000	$161
YTL Corp. BHD	232,300	128
		289
Mexico — 0.2%
Coca-Cola Femsa SAB de CV ADR	2,159	210
Fibra Uno Administracion SA de CV, Class REIT [3]	159,600	265
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,185	132
		607
Netherlands — 4.9%
Akzo Nobel NV	49,941	3,727
Heineken NV	9,390	905
ING Groep NV	240,329	3,953
Koninklijke Philips NV [1]	208,738	4,190
		12,775
Poland — 0.0%
Jastrzebska Spolka Weglowa S.A. [1]	10,503	98

Qatar — 0.1%
Ooredoo QPSC [1]	74,743	218

Russia — –%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.5%
Arab National Bank	16,399	129
Etihad Etisalat Co.	22,886	321
Leejam Sports Co. JSC	4,087	238
National Medical Care Co.	2,452	123
Saudi Aramco Base Oil Co.	5,089	227
United Electronics Co.	6,128	156
		1,194
Singapore — 0.8%
United Overseas Bank Ltd.	97,400	2,114

South Korea — 3.7%
AfreecaTV Co. Ltd.	2,362	216
CJ Corp.	568	51

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

South Korea — (continued)
DB HiTek Co. Ltd.	4,559	$149
DB Insurance Co. Ltd.	3,994	286
DL E&C Co. Ltd.	3,558	97
GS Holdings Corp.	8,070	291
Hana Financial Group Inc.	19,883	870
Hankook Tire & Technology Co. Ltd.	3,877	156
Hanwha Aerospace Co. Ltd.	2,848	439
Hanwha Corp.	9,412	197
HD Hyundai Electric Co. Ltd.	3,004	399
HD Hyundai Infracore Co. Ltd. [1]	25,073	159
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	133
Industrial Bank of Korea	11,317	117
KB Financial Group Inc.	14,308	747
Kia Corp.	17,299	1,439
KIWOOM Securities Co. Ltd.	1,554	142
Korean Air Lines Co. Ltd.	12,171	196
KT Corp.	5,936	167
KT&G Corp.	1,835	128
LX INTERNATIONAL CORP.	8,864	175
NongShim Co. Ltd.	509	141
OCI Holdings Co. Ltd.	2,733	191
PharmaResearch Co. Ltd.	1,860	137
Samsung Electronics Co. Ltd.	37,462	2,248
Samsung Securities Co. Ltd.	5,841	177
SOLUM Co. Ltd. [1]	7,386	136
Youngone Corp.	5,585	168
		9,752
Spain — 2.6%
Aena SME S.A.	14,755	2,904
Amadeus IT Group S.A.	31,900	2,046
Iberdrola S.A.	152,545	1,892
		6,842
Sweden — 0.4%
Assa Abloy AB, Class B	39,805	1,142

Switzerland — 3.8%
Cie Financiere Richemont SA, Class A	7,660	1,168

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Switzerland — (continued)
Julius Baer Group Ltd.	18,400	$1,062
Novartis AG	30,232	2,929
Roche Holding AG	18,819	4,793
		9,952
Taiwan — 5.6%
Alchip Technologies Ltd.	4,000	396
Arcadyan Technology Corp.	62,000	371
Asia Vital Components Co. Ltd.	23,693	401
Asustek Computer Inc.	25,000	331
Bora Pharmaceuticals Co. Ltd.	8,000	161
Chicony Electronics Co. Ltd.	36,000	249
Compal Electronics Inc.	231,000	277
Evergreen Marine Corp. Taiwan Ltd.	77,400	426
Gigabyte Technology Co. Ltd.	14,000	137
Gold Circuit Electronics Ltd.	22,000	168
Hon Hai Precision Industry Co. Ltd.	283,292	1,376
International Games System Co. Ltd.	11,000	387
MediaTek Inc.	25,000	906
Micro-Star International Co. Ltd.	21,000	110
MPI Corp.	13,000	124
Pou Chen Corp.	139,000	157
Powertech Technology Inc.	54,000	339
Quanta Computer Inc.	55,000	481
Radiant Opto-Electronics Corp.	30,000	162
Sercomm Corp.	59,000	265
Simplo Technology Co. Ltd.	6,000	85
Sitronix Technology Corp.	28,000	262
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	4,878
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,031	956
United Microelectronics Corp.	129,000	210
Wistron Corp.	75,000	282
Wistron NeWeb Corp.	49,000	237
Wiwynn Corp.	3,000	205
Yang Ming Marine Transport Corp.	162,000	223
		14,562
Thailand — 0.2%
Bangchak Corp. PCL	113,500	138

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Thailand — (continued)
Bumrungrad Hospital	46,600	$285
Sansiri PCL	1,673,800	78
		501
Turkey — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	45,145	211
Dogus Otomotiv Servis ve Ticaret AS	26,287	255
Haci Omer Sabanci Holding AS	111,587	286
KOC Holding AS	104,215	656
Mavi Giyim Sanayi Ve Ticaret AS, Class B	91,774	200
Turk Hava Yollari AO [1]	42,166	388
Yapi ve Kredi Bankasi AS	277,746	236
		2,232
United Arab Emirates — 0.2%
Emaar Properties PJSC	147,425	327
Emirates NBD Bank PJSC [1]	68,981	325
		652
United Kingdom — 27.4%
Anglo American PLC	41,747	1,029
AstraZeneca PLC	35,365	4,766
Barclays PLC	2,647,813	6,122
Berkeley Group Holdings PLC	19,289	1,158
BP PLC	889,752	5,567
British American Tobacco PLC	100,426	3,050
Compass Group PLC	71,849	2,107
Diageo PLC	124,947	4,613
GSK PLC	190,123	4,100
Kingfisher PLC	382,035	1,203
Legal & General Group PLC	618,479	1,986
NatWest Group PLC	453,448	1,520
Prudential PLC	517,177	4,850
Reckitt Benckiser Group PLC	90,180	5,136
RELX PLC (EUR)	49,028	2,124
RELX PLC (GBP)	22,274	962
Rio Tinto PLC	12,766	808
Rolls-Royce Holdings PLC [1]	2,336,444	12,583
Segro PLC [3]	129,588	1,478
Shell PLC	144,701	4,832

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

United Kingdom — (continued)
WH Smith PLC	108,910	$1,810
		71,804
Total Common Stock
(Cost $220,481) — 97.6%		255,470

PREFERENCE STOCK
Brazil — 0.3%
Bradespar SA	96,900	399
Cia Energetica de Minas Gerais	73,100	183
Marcopolo SA	114,960	173
		755

Total Preference Stock
(Cost $773) — 0.3%		755

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.241% *	4,226,578	4,227

Total Short-Term Investment
(Cost $4,227) — 1.6%		4,227

Total Investments — 99.5%
(Cost $225,481)		260,452

Other Assets in Excess of Liabilities — 0.5%		1,308

Net Assets — 100.0%		$261,760

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

*	The rate reported is the 7-day effective yield as of March 31, 2024.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy
3	Real Estate Investment Trust.

ADR	American Depositary Receipt
JSC	Joint-Stock Company
PJSC	Public Joint-Stock Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Belgium	$3,632	$—	$—		$3,632
Brazil	4,627	—	—		4,627
Canada	4,167	—	—		4,167
China	18,760	—	—	^	18,760
France	28,080	—	—		28,080
Germany	19,287	—	—		19,287
Greece	80	—	—		80
Hong Kong	997	—	—		997
India	15,280	—	—		15,280
Indonesia	677	—	—		677
Ireland	2,260	—	—		2,260
Italy	9,142	—	—		9,142
Japan	13,747	—	—		13,747
Malaysia	—	289	—		289
Mexico	607	—	—		607
Netherlands	12,775	—	—		12,775
Poland	98	—	—		98
Qatar	218	—	—		218
Russia	—	—	—	^	—
Saudi Arabia	1,194	—	—		1,194
Singapore	2,114	—	—		2,114
South Korea	9,752	—	—		9,752
Spain	6,842	—	—		6,842
Sweden	1,142	—	—		1,142
Switzerland	9,952	—	—		9,952
Taiwan	14,562	—	—		14,562

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (concluded)

March 31, 2024 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
Thailand	$—	$501	$—	$501
Turkey	2,232	—	—	2,232
United Arab Emirates	652	—	—	652
United Kingdom	71,804	—	—	71,804
Total Common Stock	254,680	790	—	255,470
Preference Stock
Brazil	755	—	—	755
Total Preference Stock	755	—	—	755
Short-Term Investment	4,227	—	—	4,227
Total Investments in Securities	$259,662	$790	$—	$260,452

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Sector Diversification

As of March 31, 2024, the sector diversification was as follows (Unaudited):

Causeway International Opportunities Fund	Common Stock	Preference Stock	% of Net Assets
Financials	17.2%	0.0%	17.2%
Industrials	17.1	0.1	17.2
Health Care	10.9	0.0	10.9
Information Technology	10.9	0.0	10.9
Consumer Staples	10.8	0.0	10.8
Consumer Discretionary	10.5	0.0	10.5
Energy	6.0	0.0	6.0
Materials	4.6	0.1	4.7
Communication Services	4.6	0.0	4.6
Utilities	3.8	0.1	3.9
Real Estate	1.2	0.0	1.2
Total	97.6%	0.3%	97.9%
Short-Term Investment			1.6
Other Assets in Excess of Liabilities			0.5
Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Assets and Liabilities (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
3/31/24
ASSETS:
Investments at Value (Cost $225,481)	$260,452
Foreign Currency (Cost $182)	186
Receivable for Investment Securities Sold	1,336
Receivable for Dividends	1,040
Receivable for Tax Reclaims	789
Receivable for Fund Shares Sold	397
Prepaid Expenses	30
Total Assets	264,230
LIABILITIES:
Payable for Investment Securities Purchased	1,471
Accrued Foreign Capital Gains Tax on Appreciated Securities	689
Payable Due to Adviser	167
Due to Custodian	45
Payable Due to Administrator	4
Payable for Shareholder Service Fees - Investor Class	3
Payable for Trustees' Fees	3
Unrealized Depreciation on Spot Foreign Currency Contracts	2
Payable for Fund Shares Redeemed	1
Other Accrued Expenses	85
Total Liabilities	2,470
Net Assets	$261,760
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$227,662
Total Distributable Earnings	34,098
Net Assets	$261,760
Net Asset Value Per Share (based on net assets of $240,811,524 ÷ 14,667,539 shares) - Institutional Class	$16.42
Net Asset Value Per Share (based on net assets of $20,948,736 ÷ 1,286,535 shares) - Investor Class	$16.28

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Operations (000)

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
10/01/23 to 3/31/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $261)	$2,676
Total Investment Income	2,676
EXPENSES:
Investment Advisory Fees	977
Shareholder Service Fees — Investor Class	25
Administration Fees	23
Custodian Fees	68
Transfer Agent Fees	36
Professional Fees	35
Registration Fees	31
Printing Fees	13
Trustees' Fees	7
Other Fees	22
Total Expenses	1,237
Waiver of Investment Advisory Fees	(50)
Total Waiver	(50)
Net Expenses	1,187
Net Investment Income	1,489

Net Realized Gain (Loss) on:
Investments	5,602
Foreign Capital Gains Tax	(228)
Foreign Currency Transactions	(26)
Net Realized Gain (Loss)	5,348

Net Unrealized Appreciation (Depreciation) on:
Investments	25,896
Accrued Foreign Capital Gains Tax on Appreciated Securities	(412)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	10
Net Unrealized Appreciation (Depreciation)	25,494
Net Realized and Unrealized Gain	30,842
Net Increase in Net Assets Resulting from Operations	$32,331

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
	10/01/23 to 3/31/24 (Unaudited )	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$1,489	$5,399
Net Realized Gain (Loss)	5,348	(179)
Net Change in Unrealized Appreciation	25,494	55,099

Net Increase in Net Assets Resulting From Operations	32,331	60,319
DISTRIBUTIONS:
Institutional Class	(6,143)	(5,143)
Investor Class	(516)	(415)
Total Distributions to Shareholders	(6,659)	(5,558)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	15,020	(50)
Total Increase in Net Assets	40,692	54,711
NET ASSETS:
Beginning of Period	221,068	166,357
End of Period	$261,760	$221,068

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Financial Highlights

For the Six Months Ended March 31, 2024 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Opportunities Fund
Institutional
2024(1)	14.83	0.10	1.92	2.02	(0.40)	(0.03)	(0.43)	—
2023	11.22	0.36	3.61	3.97	(0.36)	—	(0.36)	—
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)	—
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)	—
2020	12.61	0.21	(0.73)	(0.52)	(0.35)	—	(0.35)	—
2019	13.71	0.41	(1.19)	(0.78)	(0.29)	(0.03)	(0.32)	—	(2)
Investor
2024(1)	14.70	0.07	1.90	1.97	(0.36)	(0.03)	(0.39)	—
2023	11.12	0.32	3.58	3.90	(0.32)	—	(0.32)	—
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)	—
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)	—
2020	12.52	0.18	(0.74)	(0.56)	(0.32)	—	(0.32)	—
2019	13.60	0.38	(1.17)	(0.79)	(0.26)	(0.03)	(0.29)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

16.42	13.82	240,811	0.95	0.99	1.24	31
14.83	35.86	201,687	0.95	1.02	2.52	60
11.22	(25.18)	151,612	0.95	0.97	2.30	60
15.24	31.61	264,723	0.95	0.99	1.67	45
11.74	(4.52)	173,273	0.95	1.02	1.71	55
12.61	(5.43)	182,720	1.05	1.06	3.25	43

16.28	13.61	20,949	1.20	1.24	0.97	31
14.70	35.53	19,381	1.20	1.27	2.27	60
11.12	(25.37)	14,745	1.20	1.22	2.14	60
15.11	31.36	18,778	1.20	1.24	1.43	45
11.64	(4.84)	11,488	1.19	1.26	1.55	55
12.52	(5.59)	10,204	1.30	1.31	3.02	43

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2024, there were no changes to the Fund’s fair value methodologies.

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2024, the Fund received commission recapture payments of $641.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2024, the Adviser waived $49,589 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement.

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2024, approximately $378 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2024, for the Fund were as follows (000):

Purchases	Sales
$82,799	$74,071

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, wars, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2023 and September 30, 2022 was as follows (000):

	Ordinary Income	Total
2023	$5,558	$5,558
2022	4,426	4,426

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

were as follows (000):

Undistributed Ordinary Income	$6,019
Capital Loss Carryforwards	(266)
Unrealized Appreciation	2,672
Other Temporary Differences	1
Total Distributable Earnings	$8,426

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$—	$266	$266

For the fiscal year ended September 30, 2023, the Fund did not use any capital loss carryforwards.

At March 31, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$225,481	$45,636	$(10,665)	$34,971

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2024 (Unaudited)		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,598	$24,008	2,207	$29,544
Shares Issued in Reinvestment of Dividends and Distributions	348	5,321	336	4,344
Shares Redeemed	(878)	(13,805)	(2,453)	(33,849)
Increase in Shares Outstanding Derived from Institutional Class Transactions	1,068	15,524	90	39
Investor Class
Shares Sold	66	1,005	262	3,695
Shares Issued in Reinvestment of Dividends and Distributions	34	516	32	415
Shares Redeemed	(132)	(2,025)	(301)	(4,199)
Decrease in Shares Outstanding Derived from Investor Class Transactions	(32)	(504)	(7)	(89)
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	1,036	$15,020	83	$(50)

Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

8.	Significant Shareholder Concentration

As of March 31, 2024, three of the Fund's shareholders of record owned 73% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, was a party to an agreement which enabled it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expired on February 14, 2024. The proceeds from the borrowings, if any, were used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, was charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund was also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2024, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2023 to March 31, 2024).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway International Opportunities Fund

Disclosure of Fund Expenses (Unaudited)

(concluded)

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Opportunities Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,138.20	0.95%	$5.08
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.25	0.95%	$4.80
Actual Fund Return
Investor Class	$1,000.00	$1,136.10	1.20%	$6.41
Hypothetical 5% Return
Investor Class	$1,000.00	$1,019.00	1.20%	$6.06

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Causeway International Opportunities Fund

LIQUIDITY RISK MANGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2023 through December 31, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway International Opportunities Fund

NOTES

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-007-1400

(b) Not applicapble.

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

By	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 5, 2024